Description of the Business and Merger Transaction - Reconciliation of Common Shares (Details) - shares shares in Thousands	Feb. 04, 2022	Mar. 31, 2022	Feb. 03, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	42,924	42,961		25,086
Leafly existing securityholders (in shares)	35,434
Merida
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			7,490
Merida | Public stockholders
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			4,160
Merida | Initial stockholders
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			1,667
Merida | Noteholders
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			38
Merida | Sponsor, escrow shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			1,625